245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 31, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Conservative Income Bond Fund

Fidelity Corporate Bond Fund

Fidelity Flex Conservative Income Bond Fund

Fidelity Flex Short-Term Bond Fund

Fidelity Flex U.S. Bond Index Fund

Fidelity Intermediate Bond Fund

Fidelity Investment Grade Bond Fund

Fidelity Series Corporate Bond Fund

Fidelity Series Government Money Market Fund

Fidelity Series Investment Grade Bond Fund

Fidelity Series Short-Term Credit Fund

Fidelity Short-Term Bond Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/William C. Coffey

William C. Coffey

Secretary of the Trust